System Fund and reimbursables - Summary of System Fund and Reimbursable Revenues and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
System Fund And Reimbursables [Abstract]
System Fund revenues	$ 1,564	$ 1,217		$ 928
Reimbursable revenues	896	832		589
System Fund and reimbursable revenues	2,460	2,049	[1]	1,517	[1]
System Fund expense	(1,545)	(1,322)		(939)
Reimbursable expenses	(896)	(832)		(589)
System Fund and reimbursable expenses	$ (2,441)	$ (2,154)	[1]	$ (1,528)	[1]

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).